November 22, 2000

                       SUPPLEMENT TO THE PROSPECTUSES FOR
      (SUPERSEDES APPLICABLE SUPPLEMENTS DATED MAY 26 AND OCTOBER 25, 2000)

FUND                                                 DATED
Pioneer II                                           January 28, 2000
Pioneer Mid-Cap Fund                                 January 28, 2000
Pioneer Strategic Income Fund                        January 28, 2000
Pioneer High Yield Fund                              February 25, 2000
Pioneer Europe Fund                                  February 28, 2000
Pioneer Indo-Asia Fund                               February 28, 2000
Pioneer Mid-Cap Value Fund                           February 28, 2000
Pioneer Equity-Income Fund                           February 28, 2000
Pioneer Small Company Fund                           February 28, 2000
Pioneer Limited Maturity Bond Fund                   March 29, 2000
Pioneer Emerging Markets Fund                        March 29, 2000
Pioneer International Growth Fund                    March 29, 2000
Pioneer Micro-Cap Fund                               March 29, 2000
Pioneer Science & Technology Fund                    March 31, 2000
Pioneer Fund                                         May 1, 2000
Pioneer Cash Reserves Fund                           May 1, 2000
Pioneer America Income Trust                         May 1, 2000
Pioneer Real Estate Shares                           May 1, 2000
Pioneer Growth Shares                                May 1, 2000
Pioneer Balanced Fund                                May 1, 2000
Pioneer Tax-Free Income Fund                         May 1, 2000
Pioneer World Equity Fund                            July 31, 2000
Pioneer Bond Fund                                    September 29, 2000
Pioneer Tax-Managed Fund                             November 18, 1999

The following supplements the information presented under the corresponding section of the prospectus. All references in the supplemented prospectus to The Pioneer Group, Inc. are changed to Pioneer.

MANAGEMENT

The next paragraph replaces the section entitled "Pioneer Group":

PIONEER GLOBAL ASSET MANAGEMENT
Pioneer is part of Pioneer Global Asset Management, the asset management subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer Global Asset Management provides investment management and financial services to mutual funds, institutional and other clients. As of October 25, 2000, Pioneer Global Asset Management has over $100 billion in assets under management worldwide, including over $23 billion in assets under management by Pioneer.

INVESTMENT ADVISER
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

PORTFOLIO MANAGER
Pioneer's day-to-day managers and investment and research teams may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

DISTRIBUTOR AND TRANSFER AGENT
The distributor and the transfer agent are affiliates of Pioneer.


PROSPECTUSES FOR STRATEGIC INCOME, LIMITED MATURITY BOND, CASH RESERVES, TAX-FREE INCOME FUNDS AND AMERICA INCOME TRUST:

PORTFOLIO MANAGER
Sherman Russ intends to retire from Pioneer in December 2000. Kenneth Taubes remains the head of Pioneer's fixed income team.


PROSPECTUS FOR SCIENCE & TECHNOLOGY FUND:
Thomas Crowley is the fund's lead portfolio manager.


PROSPECTUS FOR EUROPE FUND:

PORTFOLIO MANAGER
Effective December 1, 2000, day-to-day management of the fund's portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the fund and other Pioneer mutual funds with similar objectives or styles. Ms. Hamacher, assisted by Michael P. Bradshaw, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Bradshaw, a vice president of Pioneer, joined Pioneer in 1997 and has been an investment professional since 1994. Prior to joining Pioneer, Mr. Bradshaw was a research associate for CIBC Wood Gundy Securities, Inc. from 1995 to 1997 and a financial analyst for Canadian Imperial Bank of Commerce from 1994 to 1995. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.


PROSPECTUS FOR WORLD EQUITY FUND:

PORTFOLIO MANAGER
Effective December 1, 2000, day-to-day management of the fund's portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the fund and other Pioneer mutual funds with similar objectives or styles. Pavlos M. Alexandrakis, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Alexandrakis joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998 and a portfolio manager for Lazard Freres Asset Management from 1990 to 1994. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

PROSPECTUS FOR GROWTH SHARES:

PORTFOLIO MANAGER
Effective November 13, 2000, day-to-day management of the fund's portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the fund and other Pioneer mutual funds with similar objectives or styles. The analysts on the team are responsible for stock selection. Eric J. Weigel, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Weigel joined Pioneer in 1998 and has been an investment professional since 1989. Prior to joining Pioneer, Mr. Weigel was head of global asset allocation and portfolio manager at Chancellor LGT Asset Management from 1994 to 1997 and managed domestic and international portfolios for INVESCO Management and Research from 1993 to 1994. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

                                                                    9490-00-1100
                                             (C) Pioneer Funds Distributor, Inc.